Earnings (Loss) Per Share (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Earnings (Loss) Per Share [Line Items]
Potential common share equivalents diluted earnings per share calculations as their effect is anti-dilutive	3,650,553	64,630	3,650,553	64,630
Potential common share					64,669	43,973